Financial Instruments - Schedule of Changes in Refinitv Warrants Level 3 Fair Value Measurement (Detail) $ in Millions	6 Months Ended
Jun. 30, 2021 USD ($)
Disclosure of fair value measurement of assets [line items]
Beginning Balance	$ 517
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	517
Level 3 [member] | Warrants [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	517
Gain recognized within other operating gains, net	9
Exercise of warrants on date of sale of Refinitiv to LSEG	(526)
Ending Balance	$ 0